Loans and Allowance for Credit Losses - Disclosure of Loans Maturity and Rate Sensitivity (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of credit risk exposure [line items]
Total loans	$ 579,730	$ 544,776
Allowance for loan losses	(2,912)	(2,159)
Total loans net of allowance for loan losses	576,818	542,617
Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	579,730	544,776
Allowance for loan losses	(2,912)	(2,159)
Total loans net of allowance for loan losses	576,818	542,617
Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	579,730	544,776
Allowance for loan losses	(2,912)	(2,159)
Total loans net of allowance for loan losses	576,818	542,617
Floating [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	154,842	133,501
Fixed Rate [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	416,763	403,235
Non-rate-sensitive [Member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	8,125	8,040
Retail [member]
Disclosure of credit risk exposure [line items]
Total loans		385,170
Retail [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	399,452	385,170
Retail [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	399,452	385,170
Retail [member] | Floating [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	123,826	112,299
Retail [member] | Fixed Rate [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	268,793	267,124
Retail [member] | Non-rate-sensitive [Member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	6,833	5,747
Wholesale [member]
Disclosure of credit risk exposure [line items]
Total loans		159,606
Wholesale [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	180,278	159,606
Wholesale [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	180,278	159,606
Wholesale [member] | Floating [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	31,016	21,202
Wholesale [member] | Fixed Rate [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	147,970	136,111
Wholesale [member] | Non-rate-sensitive [Member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	1,292	2,293
Under 1 year [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	361,396	325,791
Under 1 year [member] | Retail [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	217,188	202,221
Under 1 year [member] | Wholesale [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	144,208	123,570
1 to 5 years [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	191,080	193,244
1 to 5 years [member] | Retail [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	163,291	165,337
1 to 5 years [member] | Wholesale [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	27,789	27,907
Over 5 years [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	27,254	25,741
Over 5 years [member] | Retail [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	18,973	17,612
Over 5 years [member] | Wholesale [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	$ 8,281	$ 8,129